Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contracts with Customers [Abstract]
Schedule of Revenues Disaggregated	The following table presents revenues disaggregated by type:
	For the year ended December 31,
	2023	2022
Advertising	$60,026,091	$31,139,398
Other services and cloud	20,937,360	8,244,886
Total revenues	$80,963,451	$39,384,284